SCHEDULE OF AMORTIZATION EXPENSES (Details)	Sep. 30, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses, 2026	$ 377,160
Amortization expenses, 2026	377,160
Amortization expenses, 2026	377,160
Amortization expenses, 2026	377,160
Amortization expenses, 2026	377,160
Amortization expenses, 2026	4,539,094
Amortization expenses, 2026	$ 6,424,894